Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 480,260,071	$ 69,631,165	¥ 601,769,949		¥ 630,416,786
Other current assets	3,398,964	492,803	13,547,097
Total current assets	496,613,611	72,002,205	686,100,906
Investment in subsidiaries and VIE	29,886,783	4,333,176	122,187,351
Total Assets	950,307,331	137,781,610	1,329,617,136
LIABILITIES
Other current liabilities	38,841,490	5,631,485	41,230,282
Total Liabilities	100,595,606	14,584,990	488,981,455
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 194,862,818 and 191,052,818 shares issued and outstanding, as of December 31, 2021 and 2022, respectively)	597,739	86,664	609,833
Additional paid-in capital	1,093,762,610	158,580,672	1,144,255,610
Retained earnings	(296,885,493)	(43,044,350)	(316,796,899)
Accumulated other comprehensive income	52,227,157	7,572,226	33,167,674
Total Jupai shareholders' equity	849,702,013	123,195,212	861,236,218
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	950,307,331	137,781,610	1,329,617,136
Parent Company
ASSETS
Cash and cash equivalents	13,829,761	2,005,127	17,664,031	$ 2,561,044	¥ 19,582,251	¥ 40,043,612
Other current assets	785,246	113,850	1,550,933
Total current assets	14,615,007	2,118,977	19,214,964
Investment in subsidiaries and VIE	658,901,691	95,531,765	681,955,145
Loan to subsidiaries	200,190,258	29,024,859	183,262,933
Total Assets	873,706,956	126,675,601	884,433,042
LIABILITIES
Other current liabilities	10,969,245	1,590,390	11,263,375
Amounts due to related parties — non-current	13,035,698	1,889,999	11,933,449
Total Liabilities	24,004,943	3,480,389	23,196,824
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 194,862,818 and 191,052,818 shares issued and outstanding, as of December 31, 2021 and 2022, respectively)	597,739	86,664	609,833
Additional paid-in capital	1,093,762,610	158,580,672	1,144,255,610
Retained earnings	(296,885,493)	(43,044,350)	(316,796,899)
Accumulated other comprehensive income	52,227,157	7,572,226	33,167,674
Total Jupai shareholders' equity	849,702,013	123,195,212	861,236,218
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	¥ 873,706,956	$ 126,675,601	¥ 884,433,042